General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
	Year ended	Three months ended	Year ended
	December 31	December 31	September 30,
	2025	2024	2024

Professional services	7,645	3,106	5,987
Salaries and related expenses	320	1,171	133
Stock based compensation	18,825	6	230
Rent and office maintenance	195	-	-
Depreciation	4	-	-
Other expenses	1,093	242	364
	28,082	4,525	6,714